SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 28, 2026
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of	As of
	February 28,	February 28,
	2025	2026
Held-to-maturity investments (1)	$445,356	$287,141
Variable-rate financial instruments (2)	1,401,764	1,428,305
	$1,847,120	$1,715,446
(1)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximates their amortized costs.
(2)	The Group elected the fair value option for certain short-term structured financial investments, for example, with embedded derivatives or indexed to market variables. The Group recorded gains of $28,085, $50,039 and $161,468 in other income resulting from changing in fair value for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.